Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Short-Term Borrowings [Abstract]
Schedule of Short-Term Borrowings

The following table sets forth the loan agreement of short-term borrowing from bank:

Date	Borrower	Lender	Amount ($)	Annual Interest Rate	Repayment Due Date
January 9, 2024	Ambow Education Inc.	Cathay Bank	1,200	6.00%	December 27, 2025
October 11, 2022	Ambow Education Inc.	Cathay Bank	1,500	6.29%	October 10, 2025